OTHER NON-CURRENT ASSETS - THIRD PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related party
OTHER NON-CURRENT ASSETS - THIRD PARTIES
Total	$ 569	$ 1,113
Nonrelated Party
OTHER NON-CURRENT ASSETS - THIRD PARTIES
Deposits for long-term operating leases	2,030	2,557
Prepayments for purchases of property, equipment and software	10,612	8,899
Deductible VAT	65,149	54,951
Others	617	602
Total	$ 78,408	$ 67,009